DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt
	June 30, 2021	December 31, 2020
Series D Convertible Notes due March 2022(a)	$27,119	$27,142
Herbal Brands Loan due May 2023 and other borrowings	6,559	6,701
Total Debt	$33,678	$33,843
Less: Current portion of long-term debt	(27,119)	—
Ending balance	$6,559	$33,843

	December 31, 2020	December 31, 2019
Series D Convertible Notes due March 2022(a)	$27,142	$26,566
Herbal Brands Loan due May 2023 and other borrowings	6,701	7,162
Ending balance	$33,843	$33,728